RELATED PARTY TRANSACTIONS - Founder Shares (Details) - shares	Mar. 31, 2021	Dec. 31, 2020
Class A Ordinary Shares
Related Party Transaction [Line Items]
Common shares, shares issued (in shares)	0	2,681,422
Common shares, shares outstanding (in shares)	0	2,681,422
Class B Ordinary Shares
Related Party Transaction [Line Items]
Common shares, shares issued (in shares)	5,993,658	5,993,658
Common shares, shares outstanding (in shares)	5,993,658	5,993,658